Long-Term Debt (Schedule Of Long-Term Debt) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Apr. 30, 2010
Debt Instrument [Line Items]
Revolver - variable rate of 2.8% and 2.9% at December 31, 2011 and 2010	$ 541,000	$ 408,000
Senior notes - fixed rate of 8.25%	300,000	300,000	300,000
Total debt	841,000	708,000
Less: Current maturities
Total long-term debt	$ 841,000	$ 708,000
Revolving Credit
Debt Instrument [Line Items]
Variable rate	2.80%	2.90%
Senior Notes
Debt Instrument [Line Items]
Debt interest rate	8.25%		8.25%